Income Taxes (Schedule of Components of the Provision for Federal Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current	$ 1,620	$ 2,529
Deferred	988	24
Income Tax Expense (Benefit), Total	$ 2,608	$ 2,553